AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 81.2%
Asset-Backed Securities — 10.0%
Automobiles — 0.4%
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	$300,527
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	100	101,654
Series 2020-03, Class C
1.120%	01/15/26	200	200,177
			602,358
Collateralized Loan Obligations — 9.5%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.375%(c)	07/15/26	1,076	1,075,844
Anchorage Capital CLO LLC (Cayman Islands),
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.745%(c)	04/15/32	250	249,315
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/32	250	247,284
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.110%(c)	11/17/27	616	610,918
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.088%(c)	04/22/27	1,483	1,469,243
Avery Point CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.415%(c)	01/15/28	250	248,665
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.216%(c)	04/23/31	2,000	1,961,824
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.611%(c)	10/21/32	250	249,372
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.625%(c)	10/15/28	875	873,800
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.635%(c)	07/15/32	250	249,015
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.930%(c)	07/20/31	250	249,996
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.281%(c)	04/23/29	2,000	$1,993,329
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.452%(c)	10/20/31	1,500	1,485,540
Hayfin Kingsland Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.397%(c)	04/28/31	1,000	989,963
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.412%(c)	07/19/27	250	248,407
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.440%)
1.765%(c)	04/15/29	300	299,785
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.125%(c)	01/15/28	230	229,734
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.142%(c)	10/20/27	211	210,473
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.225%(c)	07/15/29	250	249,992
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.605%(c)	10/15/32	250	249,999
Voya CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.342%(c)	01/20/31	850	837,743
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.373%(c)	07/17/31	1,000	987,131
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.612%(c)	07/20/32	250	248,659
			15,516,031
Student Loans — 0.1%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	92	92,752
A1

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	69	$69,633
			162,385

Total Asset-Backed Securities (cost $16,263,180)			16,280,774
Commercial Mortgage-Backed Securities — 8.2%
BANK,
Series 2019-BN19, Class A1
2.263%	08/15/61	522	534,701
Series 2020-BN25, Class A3
2.391%	01/15/63	100	106,346
Series 2020-BN26, Class A3
2.155%	03/15/63	250	261,282
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,512,600
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	106,351
Series 2020-B17, Class A4
2.042%	03/15/53	125	130,107
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,510,906
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	45	45,376
Series 2014-UBS06, Class A4
3.378%	12/10/47	185	200,743
Series 2014-UBS06, Class A5
3.644%	12/10/47	1,000	1,096,907
Series 2015-LC21, Class A4
3.708%	07/10/48	250	276,449
Series 2015-PC01, Class A5
3.902%	07/10/50	1,046	1,162,134
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,176,080
Series 2020-C19, Class A2
2.320%	03/15/53	250	263,944
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28	950	1,156,532
Series K736, Class X1, IO
1.437%(cc)	07/25/26	7,997	506,339
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	51	51,781
Series 2020-GC45, Class A3
2.639%	02/13/53	100	107,734
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB
3.761%	08/15/46	2,095	2,178,957
Series 2014-C24, Class A4A1
3.373%	11/15/47	295	316,384
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	67	$68,527
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	500	518,283
Wells Fargo Commercial Mortgage Trust,
Series 2020-C55, Class A3
2.462%	02/15/53	100	106,183

Total Commercial Mortgage-Backed Securities (cost $13,166,328)			13,394,646
Corporate Bonds — 17.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	325	314,264
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	20	24,652
			338,916
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	200	198,520
4.700%	04/02/27	380	436,156
			634,676
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	25	26,143
3.950%	04/13/24	500	529,798
			555,941
Banks — 5.2%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)	5	4,864
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	145	150,466
2.496%(ff)	02/13/31	1,050	1,097,666
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	200	210,075
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	300	299,608
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	840	886,333
3.352%(ff)	04/24/25	160	172,563

A2

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	500	$503,246
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	538,763
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	200	203,291
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	250	270,275
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	5	4,858
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)	5	4,719
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	1,600	1,720,159
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	200	217,874
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	350	373,637
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	345	366,573
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	200	209,174
Truist Financial Corp.,
Sub. Notes, MTN
3.875%	03/19/29	910	1,042,560
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5	5,230
4.478%(ff)	04/04/31	150	181,439
			8,463,373
Building Materials — 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	500	553,746
Chemicals — 0.3%
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	542,313
Commercial Services — 0.2%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	290	326,751
Diversified Financial Services — 0.7%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	500	507,520
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	50	$57,177
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes
1.625%	09/12/24	500	520,868
			1,085,565
Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	390	458,147
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	45	49,337
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	324,863
			832,347
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	10	11,967
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	45	55,527
			67,494
Healthcare-Services — 0.4%
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	500	560,207
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	15	17,155
Insurance — 0.6%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	755	911,941
Iron/Steel — 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	345	370,001
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	40	45,742
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	135	141,938
2.565%	02/15/30	10	10,737
			198,417

A3

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,015	$1,214,802
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	380	412,447
3.400%	04/01/30	10	11,525
3.950%	10/15/25	85	97,475
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	100	107,769
			1,844,018
Multi-National — 0.3%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	200	215,346
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	200	202,612
			417,958
Oil & Gas — 0.9%
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	245	264,553
4.300%	08/15/28	300	330,955
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	25	23,820
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	400	404,935
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	385	361,589
			1,385,852
Pharmaceuticals — 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	160	177,294
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	945	1,039,748
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	555	644,239
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	109,081
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	150	146,651
3.875%	07/20/25	95	107,072
4.300%	03/25/28	875	1,025,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
1.300%	09/01/30	200	$201,437
Mylan NV,
Gtd. Notes
3.950%	06/15/26	580	651,508
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	50	53,037
Upjohn, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	370	383,708
			4,539,338
Pipelines — 0.5%
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	470	455,510
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	420	404,113
			859,623
Retail — 0.9%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	430	484,587
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	335	401,466
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	480	551,683
			1,437,736
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	550	602,321
Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	85	91,077
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30	800	947,167
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	340	347,897
2.550%	02/15/31	520	537,421

A4

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30	220	$248,267
			2,080,752

Total Corporate Bonds (cost $28,432,568)			28,717,518
Sovereign Bonds — 3.0%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	200	209,672
3.375%	10/31/23	400	435,683
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	600	625,640
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21	200	202,637
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.875%	11/13/24	300	316,076
3.300%	03/15/28	200	232,695
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	200	210,561
2.000%	10/23/22	500	517,829
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	308,377
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	214,616
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	400	435,964
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	100	112,291
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	50	76,831
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	500	521,394
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	200	203,289
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	214,143

Total Sovereign Bonds (cost $4,796,265)			4,837,698
U.S. Government Agency Obligations — 8.9%
Federal Home Loan Bank
0.500%	04/14/25	2,000	2,012,373
3.250%	11/16/28	1,900	2,278,587
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	500	499,570
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	2,500	$2,495,091
1.500%	02/12/25(k)	2,000	2,097,352
6.750%	09/15/29	200	302,291
Federal National Mortgage Assoc.
0.500%	06/17/25	500	501,901
0.875%	08/05/30	1,300	1,281,513
1.625%	01/07/25(k)	2,000	2,106,657
2.000%	TBA	500	515,640
6.625%	11/15/30(k)	200	307,159

Total U.S. Government Agency Obligations (cost $14,311,382)			14,398,134
U.S. Treasury Obligations — 33.4%
U.S. Treasury Bonds
3.125%	02/15/43(k)	14,655	19,855,235
U.S. Treasury Notes
0.125%	09/30/22	815	814,936
0.125%	09/15/23	1,660	1,658,444
0.250%	09/30/25	2,245	2,242,019
0.500%	08/31/27	10,465	10,489,527
0.625%	08/15/30	1,720	1,710,056
1.125%	02/28/22(k)	3,520	3,569,363
1.250%	08/31/24	10,590	11,017,737
1.500%	02/15/30(k)	1,324	1,428,058
2.875%	05/15/28(k)	1,360	1,600,125

Total U.S. Treasury Obligations (cost $54,223,282)			54,385,500

Total Long-Term Investments (cost $131,193,005)			132,014,270

	Shares
Short-Term Investments — 26.0%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(w)	217,703	2,005,042
PGIM Core Ultra Short Bond Fund(w)	40,286,474	40,286,474

Total Short-Term Investments (cost $42,289,342)		42,291,516

TOTAL INVESTMENTS—107.2% (cost $173,482,347)		174,305,786

Liabilities in excess of other assets(z) — (7.2)%		(11,713,027)

Net Assets — 100.0%		$162,592,759

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note

A5

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
43	10 Year U.S. Treasury Notes	Dec. 2020	$5,999,844	$(3,073)
28	10 Year U.S. Ultra Treasury Notes	Dec. 2020	4,477,813	(139)
				(3,212)
Short Positions:
54	2 Year U.S. Treasury Notes	Dec. 2020	11,931,891	(3,850)
381	5 Year U.S. Treasury Notes	Dec. 2020	48,017,906	(27,445)
84	20 Year U.S. Treasury Bonds	Dec. 2020	14,807,625	(10,144)
36	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	7,985,250	40,448
				(991)
				$(4,203)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,850	05/11/25	1.900%(S)	3 Month LIBOR(1)(Q)	$(211,944)	$(227,234)	$(15,290)
119,215	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	22,462,239	23,663,228	1,200,989
455	05/11/40	2.200%(S)	3 Month LIBOR(2)(Q)	104,486	101,473	(3,013)
1,266	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	(68,443)	(83,686)	(15,243)
				$22,286,338	$23,453,781	$1,167,443

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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